Note 15 - Other Income	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Other Income and Other Expense Disclosure [Text Block]
NOTE
15.
OTHER INCOME

Include in other income, net for the year ended
December 31, 2020
, in the accompanying statement of operations and comprehensive loss, is approximately
$1.1
million relating to merchant reserves recorded in a previous year deemed not
to be a legal obligation by management of the Company.